New Accounting Pronouncements	12 Months Ended
Sep. 30, 2020
Accounting Changes and Error Corrections [Abstract]
New Accounting Pronouncements	NEW ACCOUNTING PRONOUNCEMENTS
In March 2020, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2020-04, Reference Rate Reform (Topic 848). The amendments in this ASU provide temporary, optional guidance to ease the potential burden in accounting for reference rate reform. The ASU provides optional expedients and exceptions for applying GAAP to transactions affected by reference rate reform if certain criteria are met. The ASU primarily includes relief related to contract modifications and hedging relationships, as well as providing a one-time election for the sale or transfer of debt securities classified as held-to-maturity. This guidance is effective immediately and the amendments may be applied prospectively through December 31, 2022. The Company is currently in the process of evaluating the amendments and determining the impact to its consolidated financial statements.

In April 2019, the FASB issued ASU 2019-04, Codification Improvements to Topic 326, Financial Instruments-Credit Losses, Topic 815, Derivatives and Hedging, and Topic 825, Financial Instruments, that clarifies and improves areas of guidance related to the recently issued standards on credit losses (ASU 2016-13), hedging (ASU 2017-12), and recognition and measurement of financial instruments (ASU 2016-01). The amendments generally have the same effective dates as their related standards. If already adopted, the amendments of ASU 2016-01 and ASU 2016-13 are effective for fiscal years beginning after December 15, 2019 and the amendments of ASU 2017-12 are effective as of the beginning of the Company’s next annual reporting period; early adoption is permitted. Effective January 1, 2020, the Company adopted the amendments of ASU 2019-04 pertaining to ASU 2017-12 and ASU 2016-01, both of which had been previously adopted, and at that time elected to reclassify mortgage-backed securities with an amortized cost of $374,680,000 and fair value of $390,669,000 from held-to-maturity to available-for-sale. During the third fiscal quarter, the Company adopted the amendments of ASU 2019-04 that pertain to ASU 2016-13. See discussion below regarding the adoption of ASU 2016-13.

In August 2018, the FASB issued ASU 2018-15, Customer’s Accounting for Implementation Costs Incurred in a Cloud Computing Arrangement That is a Service Contract. The amendments in this ASU align the requirements for capitalizing implementation costs incurred in a hosting arrangement that is a service contract with the requirements for capitalizing implementation costs incurred to develop or obtain internal-use software. The amendments also require the entity to expense the capitalized implementation costs of a hosting arrangement that is a service contract over the term of the hosting arrangement, including reasonably certain renewal periods. The amendments in the ASU are effective for fiscal years beginning after December 15, 2019 and interim periods within those fiscal years. Early adoption is permitted, including adoption in any interim period. The Company is assessing the impact that this guidance will have on its consolidated financial statements.

In August 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework - Changes to the Disclosure Requirements for Fair Value Measurement. This ASU adds, eliminates, and modifies certain disclosure requirements for fair value measurements. Among the changes, entities will no longer be required to disclose the amount of and reasons for transfers between Level 1 and Level 2 of the fair value hierarchy, but will be required to disclose the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements. The ASU is effective for interim and annual reporting periods beginning after December 15, 2019; early adoption is permitted. Entities are also allowed to elect early adoption of the eliminated or modified disclosure requirements and delay adoption of the added disclosure requirements until their effective date. The Company early adopted this ASU beginning October 1, 2019 and removed or modified disclosures as permitted.

In July 2018, the FASB issued ASU 2018-11, Leases (Topic 842) - Targeted Improvements. The ASU provides entities with relief from the costs of implementing certain aspects of the new leasing standard, ASU No. 2016-02. Specifically, under the amendments in ASU 2018-11: (1) entities may elect not to recast the comparative periods presented when transitioning to the new leasing standard, and (2) lessors may elect to not separate non-lease components from leases when certain conditions are met. The amendments have the same effective date as ASU 2016-02 (October 1, 2019 for the Company). The Company adopted this ASU beginning October 1, 2019 and elected both transition options.

In June 2016, the FASB issued ASU 2016-13, Financial Instruments - Credit Losses (ASC 326). ASC 326, as amended, is intended to provide financial statement users with more decision-useful information about the expected credit losses on financial instruments that are not accounted for at fair value through net income, including loans held for investment, held-to-maturity debt securities, trade and other receivables, net investments in leases and other commitments to extend credit held by a reporting entity at each reporting date. The amendments require that financial assets measured at amortized cost be presented at the net amount expected to be collected, through an allowance for credit losses that is deducted from the amortized cost basis.
ASC 326 eliminates the current framework of recognizing probable incurred losses and instead requires an entity to use its current estimate of all expected credit losses over the contractual life. The measurement of expected credit losses is based upon historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the financial assets.

For purchased financial assets with a more-than-insignificant amount of credit deterioration since origination (“PCD assets”) that are measured at amortized cost, an allowance for expected credit losses is recorded as an adjustment to the cost basis of the asset. Subsequent changes in estimated cash flows would be recorded as an adjustment to the allowance and through the statement of income.

Credit losses relating to available-for-sale debt securities will be recorded through an allowance for credit losses rather than as a direct write-down to the security's cost basis.

The Company early adopted ASC 326 during its third fiscal quarter and based on the application of the modified retrospective method it became effective on October 1, 2019 for all financial assets measured at amortized cost (primarily loans receivable and held-to-maturity debt securities) and off-balance-sheet credit exposures. Results for reporting periods beginning after October 1, 2019 are presented under ASC 326 while prior period amounts continue to be reported in accordance with previously applicable GAAP.
The Company recorded a decrease to retained earnings of $21,945,000 as of October 1, 2019 for the cumulative effect of adopting ASC 326 as further detailed below.

	September 30, 2019	CECL Adoption Impact	October 1, 2019
(In thousands)
Allowance for credit losses:
Commercial loans
Multi-family	$7,391	$3,013	$10,404
Commercial real estate	13,170	(146)	13,024
Commercial & industrial	31,450	785	32,235
Construction	32,304	(9,536)	22,768
Land - acquisition & development	9,155	1,749	10,904
Total commercial loans	93,470	(4,135)	89,335
Consumer loans
Single-family residential	30,988	16,783	47,771
Construction - custom	1,369	1,511	2,880
Land - consumer lot loans	2,143	492	2,635
HELOC	1,103	945	2,048
Consumer	2,461	2,154	4,615
Total consumer loans	38,064	21,885	59,949
Total allowance for loan losses	131,534	17,750	149,284
Reserve for unfunded commitments	6,900	10,750	17,650
Total allowance for credit losses	$138,434	$28,500	$166,934

Retained earnings
Total pre-tax impact		$28,500
Tax effect		(6,555)
Decrease to retained earnings		$21,945

The Company's available-for-sale and held-to-maturity portfolios consist primarily of debt securities issued by U.S. government agencies or U.S. government-sponsored enterprises. These securities carry the explicit and/or implicit guarantee of the U.S. government and have a long history of zero credit loss. Therefore, the Company did not record an allowance for credit losses for these securities upon adoption of ASC 326. The impact going forward will depend on the composition, characteristics, and credit quality of the loan and securities portfolios as well as the economic conditions at future reporting periods.
In February 2016, the FASB issued ASU 2016-02, Leases. The ASU, as amended, requires lessees to recognize a lease liability, which is a lessee's obligation to make lease payments arising from a lease, and a right-of-use asset, which is an asset that represents the lessee's right to use, or control the use of, a specified asset for the lease term. The guidance also simplifies the accounting for sale and leaseback transactions and introduces new disclosure requirements for leasing arrangements. Accounting by lessors is largely unchanged. The amendments are effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. The Company adopted this ASU beginning October 1, 2019 utilizing the transition method allowed under ASU 2018-11 and did not restate comparative periods. The Company elected the package of practical expedients permitted under the transition guidance, which allowed us to carry forward our historical lease classifications and our assessment on whether a contract is or contains a lease. We also elected to keep leases with an initial term of 12 months or less off the balance sheet. The adoption of this ASU resulted in an increase in other assets and an increase in other liabilities of $29,013,000 and $29,013,000, respectively. The Company recognized no cumulative effect adjustment to the beginning balance of retained earnings upon adoption.